MASSSMUTUAL PREMIER FUNDS

Supplement dated May 17, 2013 to the

Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective April 19, 2013, OFI Institutional Asset Management, Inc. is now known as OFI Global Institutional, Inc.

Effective June 1, 2013, the following information replaces similar information for the Inflation-Protected and Income Fund found on page 12 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z		Class S		Class Y		Class L		Class A		Class N
Management Fees	.48%		.48%		.48%		.48%		.48%		.48%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.50%
Other Expenses	.31%		.42%		.52%		.57%	(1)	.57%		.62%
Interest Expense	.21%		.21%		.21%		.21%		.21%		.21%
Remainder of Other Expenses	.10%		.21%		.31%		.36%		.36%		.41%
Total Annual Fund Operating Expenses	.79%		.90%		1.00%		1.05%		1.30%		1.60%
Fee Waiver	(.13%	)	(.13%	)	(.13%	)	(.13%	)	(.13%	)	(.13%	)
Total Annual Fund Operating Expenses after Fee Waiver(2)	.66%		.77%		.87%		.92%		1.17%		1.47%

(1)	Other Expenses for Class L have been restated to reflect current administrative and shareholder services fees which have been lowered.

(2)

The expenses in the above table reflect a written agreement by MassMutual to waive .13% of the management fees of the Fund through February 2, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$67	$239	$426	$966
Class S	$79	$274	$486	$1,096
Class Y	$89	$305	$540	$1,213
Class L	$94	$321	$567	$1,271
Class A	$589	$855	$1,142	$1,957
Class N	$250	$492	$859	$1,889

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Class N	$150	$492	$859	$1,889

Effective June 1, 2013, the following information replaces similar information for the Diversified Bond Fund found on page 24 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z		Class S		Class Y		Class L		Class A
Management Fees	.50%		.50%		.50%		.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%
Other Expenses	.16%	(1)	.24%	(2)	.34%	(2)	.44%	(2)	.48%
Total Annual Fund Operating Expenses	.66%		.74%		.84%		.94%		1.23%
Fee Waiver	(.17%	)	(.17%	)	(.17%	)	(.17%	)	(.17%	)
Total Annual Fund Operating Expenses after Fee Waiver(3)	.49%		.57%		.67%		.77%		1.06%

(1)	Other Expenses for Class Z have been restated to reflect current fees.

(2)	Other Expenses for Classes S, Y, and L have been restated to reflect current administrative and shareholder services fees which has been lowered.

(3)

The expenses in the above table reflect a written agreement by MassMutual to waive .17% of the management fees of the Fund through February 2, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$50	$194	$351	$806
Class S	$58	$219	$395	$902
Class Y	$68	$251	$449	$1,021
Class L	$79	$283	$504	$1,139
Class A	$578	$831	$1,103	$1,879

The following information replaces similar information for the Lipper Balanced Fund Index for the Balanced Fund found on page 44 under Average Annual Total Returns:

Average Annual Total Returns

(For the periods ended December 31, 2012)

	One Year	Five Years	Ten Years
Lipper Balanced Fund Index (Reflects no deduction for taxes.)	11.87%	2.80%	6.50%

Effective June 1, 2013, the following information replaces similar information for the Barings Dynamic Allocation Fund found on page 46 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z		Class S		Class Y		Class L		Class A
Management Fees (Fund and Cayman Subsidiary)	.80%		.80%		.80%		.80%		.80%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%
Other Expenses	2.36%		2.45%		2.55%		2.68%		2.68%
Other Expenses of the Cayman Subsidiary	.79%		.79%		.79%		.79%		.79%
Remainder of Other Expenses	1.57%		1.66%		1.76%		1.89%		1.89%
Acquired Fund Fees and Expenses	.18%		.18%		.18%		.18%		.18%
Total Annual Fund Operating Expenses(1)	3.34%		3.43%		3.53%		3.66%		3.91%
Expense Reimbursement	(2.14%	)	(2.14%	)	(2.14%	)	(2.14%	)	(2.23%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	1.20%		1.29%		1.39%		1.52%		1.68%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(2)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through May 31, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.02%, 1.11%, 1.21%, 1.34%, and 1.50% for Classes Z, S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$122	$827	$1,556	$3,486
Class S	$131	$854	$1,600	$3,568
Class Y	$142	$884	$1,648	$3,659
Class L	$155	$922	$1,711	$3,776
Class A	$736	$1,506	$2,292	$4,336

The following information supplements information for the Small Cap Opportunities Fund found on page 76 under Performance Information:

The returns in the bar chart do not reflect the deduction of any applicable Class A sales charge. If these charges were reflected, returns would be lower than those shown.

The following information supplements information for the Global Fund found on page 80 under Performance Information:

Going forward, the Fund’s performance benchmark index will be the MSCI® ACWI® rather than the MSCI World Index because the MSCI ACWI more closely represents the Fund’s investment strategy.

Average Annual Total Returns

(For the periods ended December 31, 2012)

	One Year	Five Years	Since Inception (12/31/04)
MSCI ACWI (reflects no deduction for fees or expenses)	16.13%	-1.16%	4.41%

The following information supplements information for the International Equity Fund found on pages 84 and 85 under Performance Information:

Going forward, the Fund’s performance benchmark index will be the MSCI® ACWI® ex US rather than the MSCI EAFE Index because the MSCI ACWI ex US more closely represents the Fund’s investment strategy.

Average Annual Total Returns

(For the periods ended December 31, 2012)

	One Year	Five Years	Ten Years
MSCI ACWI ex US (reflects no deduction for fees or expenses)	16.83%	-2.89%	9.74%

Effective immediately, the information for Roberto Lampl under the heading Portfolio Managers relating to the Strategic Emerging Markets Fund in the section titled Management found on page 93 is hereby deleted.

Effective June 1, 2013, the information for the Balanced Fund, Disciplined Value Fund, Disciplined Growth Fund, and the Small Cap Opportunities Fund found on page 96 in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies is hereby deleted.

Effective immediately, the information for Roberto Lampl of Baring International Investment Limited (“Baring”) found on page 113 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby deleted.

The following information replaces information found on page 149 under Index Descriptions:

The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within the Lipper Balanced Category. The Index does not reflect any deduction for taxes and cannot be purchased directly by investors.

The following information supplements information found on page 149 under Index Descriptions:

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) is an unmanaged index representative of stocks domiciled in global developed and emerging markets, including the United States. The Index does not reflect any deduction for fees or expenses and cannot be purchased directly by investors.

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex-U.S. is an unmanaged index representative of stocks domiciled in global developed and emerging markets, excluding the United States. The Index does not reflect any deductions for fees or expenses and cannot be purchased directly by investors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000M-13-05

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Inflation-Protected and Income Fund

Supplement dated May 17, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 1, 2013, the following information replaces similar information under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z		Class S		Class Y		Class L		Class A		Class N
Management Fees	.48%		.48%		.48%		.48%		.48%		.48%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.50%
Other Expenses	.31%		.42%		.52%		.57%	(1)	.57%		.62%
Interest Expense	.21%		.21%		.21%		.21%		.21%		.21%
Remainder of Other Expenses	.10%		.21%		.31%		.36%		.36%		.41%
Total Annual Fund Operating Expenses	.79%		.90%		1.00%		1.05%		1.30%		1.60%
Fee Waiver	(.13%	)	(.13%	)	(.13%	)	(.13%	)	(.13%	)	(.13%	)
Total Annual Fund Operating Expenses after Fee Waiver(2)	.66%		.77%		.87%		.92%		1.17%		1.47%

(1)	Other Expenses for Class L have been restated to reflect current administrative and shareholder services fees which have been lowered.

(2)

The expenses in the above table reflect a written agreement by MassMutual to waive .13% of the management fees of the Fund through February 2, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$67	$239	$426	$966
Class S	$79	$274	$486	$1,096
Class Y	$89	$305	$540	$1,213
Class L	$94	$321	$567	$1,271
Class A	$589	$855	$1,142	$1,957
Class N	$250	$492	$859	$1,889

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Class N	$150	$492	$859	$1,889

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Diversified Bond Fund

Supplement dated May 17, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective June 1, 2013, the following information replaces similar information under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z		Class S		Class Y		Class L		Class A
Management Fees	.50%		.50%		.50%		.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%
Other Expenses	.16%	(1)	.24%	(2)	.34%	(2)	.44%	(2)	.48%
Total Annual Fund Operating Expenses	.66%		.74%		.84%		.94%		1.23%
Fee Waiver	(.17%	)	(.17%	)	(.17%	)	(.17%	)	(.17%	)
Total Annual Fund Operating Expenses after Fee Waiver(3)	.49%		.57%		.67%		.77%		1.06%

(1)	Other Expenses for Class Z have been restated to reflect current fees.

(2)	Other Expenses for Classes S, Y, and L have been restated to reflect current administrative and shareholder services fees which have been lowered.

(3)

The expenses in the above table reflect a written agreement by MassMutual to waive .17% of the management fees of the Fund through February 2, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$50	$194	$351	$806
Class S	$58	$219	$395	$902
Class Y	$68	$251	$449	$1,021
Class L	$79	$283	$504	$1,139
Class A	$578	$831	$1,103	$1,879

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Balanced Fund

Supplement dated May 17, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information for the Lipper Balanced Fund Index under Average Annual Total Returns:

Average Annual Total Returns

(For the periods ended December 31, 2012)

	One Year	Five Years	Ten Years
Lipper Balanced Fund Index (Reflects no deduction for taxes.)	11.87%	2.80%	6.50%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL PREMIER FUNDS

MassMutual Barings Dynamic Allocation Fund

Supplement dated May 17, 2013 to the

Summary Prospectus dated February 1, 2013, revised as of February 8, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective June 1, 2013, the following information replaces similar information under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z		Class S		Class Y		Class L		Class A
Management Fees (Fund and Cayman Subsidiary)	.80%		.80%		.80%		.80%		.80%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%
Other Expenses	2.36%		2.45%		2.55%		2.68%		2.68%
Other Expenses of the Cayman Subsidiary	.79%		.79%		.79%		.79%		.79%
Remainder of Other Expenses	1.57%		1.66%		1.76%		1.89%		1.89%
Acquired Fund Fees and Expenses	.18%		.18%		.18%		.18%		.18%
Total Annual Fund Operating Expenses(1)	3.34%		3.43%		3.53%		3.66%		3.91%
Expense Reimbursement	(2.14%	)	(2.14%	)	(2.14%	)	(2.14%	)	(2.23%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	1.20%		1.29%		1.39%		1.52%		1.68%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(2)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through May 31, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.02%, 1.11%, 1.21%, 1.34%, and 1.50% for Classes Z, S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$122	$827	$1,556	$3,486
Class S	$131	$854	$1,600	$3,568
Class Y	$142	$884	$1,648	$3,659
Class L	$155	$922	$1,711	$3,776
Class A	$736	$1,506	$2,292	$4,336

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Small Cap Opportunities Fund

Supplement dated May 17, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information supplements information under Performance Information:

The returns in the bar chart do not reflect the deduction of any applicable Class A sales charge. If these charges were reflected, returns would be lower than those shown.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Global Fund

Supplement dated May 17, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information supplements information under Performance Information:

Going forward, the Fund’s performance benchmark index will be the MSCI® ACWI® rather than the MSCI World Index because the MSCI ACWI more closely represents the Fund’s investment strategy.

Average Annual Total Returns

(For the periods ended December 31, 2012)

	One Year	Five Years	Since Inception (12/31/04)
MSCI ACWI (reflects no deduction for fees or expenses)	16.13%	-1.16%	4.41%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier International Equity Fund

Supplement dated May 17, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information supplements information under Performance Information:

Going forward, the Fund’s performance benchmark index will be the MSCI® ACWI® ex US rather than the MSCI EAFE Index because the MSCI ACWI ex US more closely represents the Fund’s investment strategy.

Average Annual Total Returns

(For the periods ended December 31, 2012)

	One Year	Five Years	Ten Years
MSCI ACWI ex US (reflects no deduction for fees or expenses)	16.83%	-2.89%	9.74%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Strategic Emerging Markets Fund

Supplement dated May 17, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the information for Roberto Lampl under the heading Portfolio Managers in the section titled Management is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01